Cash flow information - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Information [Abstract]
Liabilities arising from financing activities, beginning period	€ 187,373	€ 176,847
Proceeds of issue	184,015	910
Transaction costs	(10,130)	(944)
Repayments	(171,632)	(3,734)	€ (2,097)
Revaluations	(209)	(385)
Accrued interest	28,695	22,862
Payment of interest	(17,682)	(19,156)
Exchange rate difference	(21,265)	10,974
Liabilities arising from financing activities, end of period	€ 179,167	€ 187,373	€ 176,847